SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
SHARE BASED COMPENSATION
13.	SHARE BASED COMPENSATION

The Company amended its 2009 share incentive plan (the “Plan”) in February 2018. Under the Plan, the Company may grant options, restricted share awards (“RSA”), restricted share units (“RSU”) or share appreciation rights (“SAR”) to its officers, employees, directors and other eligible persons (collectively known as “Eligible Persons”) of up to 83,000,000 Class A ordinary shares. The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).

The maximum number of shares which may be issued pursuant to all awards under the Plan will increase on January 1 of each of 2019, 2020, 2021 and 2022 by 5% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before such annual increase pursuant to the Plan. With effect on January 1, 2019, the maximum number of shares which may be issued pursuant to all awards under the Plan increased to 100,129,938 Class A ordinary shares.

During the year ended December 31, 2018, the Company granted 26,500,000 options, 4,983,162 RSAs and RSUs and 52,079 SARs to the Eligible Persons. All options granted have a contractual term of ten years. Except for 500,000 options vested immediately and 5,000,000 options vest on the first anniversary year from the vesting commencement date, the options vest 25% on the first anniversary year from the stated vesting commencement date in the grantee’s option agreement and the remaining 75% will vest in 12 substantially equal quarterly instalments. The RSAs, RSUs and SARs generally vest 25% on the first anniversary year from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments except for 68,000 RSAs and RSUs vested immediately and 85,021 RSUs which vest 25% in nine to ten months from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments.

(a)	Option granted to Eligible Persons

The following table summarizes the Company’s employee share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding, January 1, 2016	20,681,080	2.87
Granted	245,000	10.80
Exercised	(2,750,350)	2.08
Forfeited	(228,750)	6.93
Outstanding, December 31, 2016	17,946,980	3.05
Vested and expected to vest at December 31, 2016	17,946,980	3.05
Exercisable as of December 31, 2016	9,280,320	2.62
Outstanding, January 1, 2017	17,946,980	3.05
Granted	1,915,000	14.19
Exercised	(7,288,275)	2.57
Forfeited	(920,192)	4.01
Outstanding, December 31, 2017	11,653,513	5.11	6.90	97,415
Vested and expected to vest at December 31, 2017	11,653,513	5.11
Exercisable as of December 31, 2017	7,136,252	3.02	6.28	73,599
Outstanding, January 1, 2018	11,653,513	5.11
Granted	26,500,000	15.00
Exercised	(2,117,647)	2.16
Forfeited	(328,984)	14.03
Outstanding, December 31, 2018	35,706,882	12.54	8.38	58,007
Vested and expected to vest at December 31, 2018	35,706,882	12.54
Exercisable as of December 31, 2018	8,748,351	5.25	6.03	56,918

The aggregate intrinsic value is calculated to be the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s ordinary shares.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

	Granted in 2016	Granted in 2017	Granted in 2018

Risk-free interest rates	1.18% ~ 1.76%	1.99% ~ 2.25%	2.75% ~ 2.92%
Expected term	5.5 ~ 7 years	5.5 ~ 7 years	5 ~ 7 years
Expected volatility	39.4% ~ 41.2%	34.3% ~ 37.0%	33.3% ~ 35.2%
Expected dividend yield	–	–	–
Fair value of share options	$4.54 ~ $5.31	$4.84 ~ $6.57	$2.52 ~ $3.52

The Black-Scholes option pricing model was applied in determining the estimated fair value of the share options granted Eligible Persons. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and the expected term of the option for which employees are likely to exercise their share options. The risk-free rate for periods within the contractual life of the option is based on the USD swap curve at the time of grant. The Company has used the simplified method to determine the expected term due to insufficient historical exercise data to provide a reasonable basis to estimate expected term. Prior to the IPO, the estimated fair value of the ordinary shares, at the option grant dates prior to the IPO, was determined with assistance from an independent third party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The aggregate grant date fair value of the outstanding options was determined to be $133,851 as of December 31, 2018 and such amount shall be recognized as compensation expenses using the straight-line method for all employee share options granted. The weighted-average grant-date fair value of share options granted during the years of December 31, 2016, 2017 and 2018 were $5.25, $5.26 and $3.02, respectively. The total fair value of share options vested during the years ended December 31, 2016, 2017 and 2018 was $34,243, $20,322 and $22,390, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018 was $31,012, $84,560 and $20,660, respectively.

As of December 31, 2018, there were $84,281 total unrecognized share-based compensation cost related to unvested options which is expected to be recognized over a weighted-average period of 2.84 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

(b)	RSAs/RSUs granted to Eligible Persons

The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Unvested, January 1, 2016	50,000	10.85	9.62	544
Granted	880,000	12.69
Vested	(616,670)	12.40

Unvested, December 31, 2016 and January 1, 2017	313,330	12.97	9.80	4,184
Granted	950,000	15.15
Vested	(435,623)	14.96
Forfeited	(7,500)	13.05

Unvested, December 31, 2017 and January 1, 2018	820,207	14.43	9.60	10,933
Granted	4,983,162	12.30
Vested	(309,644)	13.93
Forfeited	(738,753)	13.75

Unvested, December 31, 2018	4,754,972	12.34	9.17	53,826

Share-based compensation cost for RSAs and RSUs is measured based on the fair value of the Company’s ordinary shares on the date of grant. The estimated fair value of the ordinary shares, at the grant dates prior to the IPO, was determined with assistance from an independent third party valuation firm using the discounted cash flows method and adjusted for discount due to lack of marketability at 14%. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The aggregate grant date fair value of the unvested RSAs and RSUs as of December 31, 2016, 2017 and 2018 was $4,064, $11,836 and $58,665, respectively. These amounts are recognized as compensation expense using the straight-line method for the RSAs and RSUs. The weighted-average grant-date fair value of RSAs and RSUs granted during the years ended December 31, 2016, 2017 and 2018 was $12.69, $15.15 and $12.30, respectively. The total fair value of RSAs and RSUs vested during the years ended December 31, 2016, 2017 and 2018 was $7,648, $6,517 and $4,314, respectively.

As of December 31, 2018, there was $58,665 of unrecognized share-based compensation cost related to RSAs and RSUs which is expected to be recognized over a weighted-average vesting period of 3.17 years. Total unrecognized compensation may be adjusted for future changes in estimated forfeitures.

Fair value of the SARs is measured based on the fair value of the Company’s ordinary shares at the end of each reporting period.

Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the year ended December 31,
	2016	2017	2018
	$	$	$

Share options:

Cost of revenue	730	1,213	1,292
Sales and marketing expenses	197	689	795
General and administrative expenses	19,507	18,512	39,654
Research and development expenses	764	1,407	1,142
	21,198	21,821	42,883
Cash received for the exercise in the respective years	3,210	18,708	4,574

RSAs/ RSUs:

Cost of revenue	136	446	2,018
Sales and marketing expenses	–	–	1,899
General and administrative expenses	7,507	6,369	7,670
Research and development expenses	–	–	3,545
	7,643	6,815	15,132

	For the year ended December 31,
	2016	2017	2018
	$	$	$

SARs:

Cost of revenue	–	–	24
Sales and marketing expenses	–	–	52
General and administrative expenses	–	–	30
	–	–	106